Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based compensation
Schedule of information with respect to share options outstanding

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2014	5,676,300	3.21	7.59	279
Granted	—	—	—	—
Forfeited	(516,800)	3.02	—	—
Exercised	(140,000)	1.37	—	—

Outstanding at December 31, 2015	5,019,500	3.24	6.58	172

Granted	—	—	—	—
Forfeited	(103,000)	1.84	—	—
Exercised	—	—	—	—

Outstanding at December 31, 2016	4,916,500	3.27	5.58	—

Granted	—	—	—	—
Forfeited	(657,500)	6.04	—	—
Exercised	(32,750)	1.37	—	—

Outstanding at December 31, 2017	4,226,250	2.85	4.98	97

Exercisable at December 31, 2017	4,226,250	2.85	4.98	97

Schedule of information with respect to RSUs outstanding

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2014	60,000	1.39
Granted	—	—
Vested	(60,000)	1.39
Forfeited	—	—

Nonvested at December 31, 2015	—	—

Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2016	—	—

Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2017	—	—